HEDGEYE QUALITY GROWTH ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value
95.96%	COMMON STOCKS
9.02%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	20,661	$6,983,418

13.40%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	20,675	4,947,528
	The Gap, Inc.	32,517	909,826
	Marriott International Class A	3,339	1,052,787
	Tesla, Inc.(A)	2,392	1,029,541
	Victoria's Secret & Co.(A)	20,685	1,127,539
	Viking Holdings Ltd.(A)	13,127	947,113
	Warby Parker, Inc.(A)	14,285	364,410
			10,378,744

3.21%	CONSUMER STAPLES
	Casey's General Stores, Inc.	625	379,062
	Freshpet, Inc.(A)	8,492	591,892
	Walmart, Inc.	12,743	1,518,201
			2,489,155

3.96%	ENERGY
	Cameco Corporation	4,936	609,053
	Exxon Mobil Corp.	6,091	861,267
	Halliburton Co.	25,209	845,006
	Occidental Petroleum Corp.	16,564	751,840
			3,067,166

11.13%	FINANCIALS
	CBOE Global Markets, Inc.	3,571	946,529
	Citizens Financial Group	24,734	1,557,747
	Goldman Sachs Group, Inc.	2,095	1,959,684
	Moody's Corporation	2,070	1,067,209
	Morgan Stanley	10,897	1,991,972
	Wells Fargo & Co.	12,113	1,096,105
			8,619,246

HEDGEYE QUALITY GROWTH ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value
8.18%	HEALTH CARE
	Amgen, Inc.	3,497	$1,195,554
	Eli Lilly & Co.	1,539	1,596,174
	Johnson & Johnson	7,251	1,647,790
	Natera, Inc.(A)	2,285	528,155
	Thermo Fisher Scientific, Inc.	2,355	1,362,627
			6,330,300

11.03%	INDUSTRIALS
	ATI, Inc.(A)	8,283	996,445
	Caterpillar, Inc.	1,947	1,279,880
	General Electric Co.	1,340	411,099
	JB Hunt Transport Services, Inc.	2,641	535,384
	L3Harris Technologies, Inc.	3,704	1,269,916
	Parker-Hannifin Corp.	1,941	1,816,465
	Rockwell Automation, Inc.	2,419	1,019,971
	UPS, Inc. Class B	11,413	1,212,289
			8,541,449

31.60%	INFORMATION TECHNOLOGY
	Akamai Technologies, Inc.(A)	12,477	1,212,141
	Analog Devices, Inc.	5,657	1,758,648
	Apple, Inc.	20,947	5,435,328
	Coherent Corp.(A)	3,534	749,844
	Intel Corp.(A)	15,742	731,531
	KLA Corp.	716	1,022,405
	Microsoft Corp.	4,138	1,780,540
	MongoDB, Inc.(A)	1,494	554,767
	Nvidia Corp.	36,258	6,929,992
	Seagate Technology Holdings plc	1,650	672,688
	SiTime Corp.(A)	2,125	771,609
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,610	1,523,882
	Teradyne, Inc.	5,490	1,323,364
			24,466,739
HEDGEYE QUALITY GROWTH ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value
2.99%	MATERIALS
	Freeport-McMoran, Inc.	22,616	$1,362,162
	Nucor Corp.	5,370	954,356
			2,316,518

1.44%	REAL ESTATE
	Prologis, Inc. REIT	8,565	1,118,246

95.96%	TOTAL COMMON STOCKS		74,310,981
	(Cost: $67,896,331)

3.43%	MONEY MARKET FUND
	First American Money Market Funds 3.610%(B)	2,649,701	2,649,701
	(Cost: $2,649,701)

99.39%	TOTAL INVESTMENTS		76,960,682
	(Cost: $70,546,032)
0.61%	Other assets, net of liabilities		475,736
100.00%	NET ASSETS		$77,436,418

	(A)Non-income producing
	(B)Effective 7 day yield as of January 31,2026
	REIT - Real Estate Investment Trust.

	See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$74,310,981	$-	$-	$74,310,981
MONEY MARKET FUND	2,649,701			2,649,701
TOTAL INVESTMENTS	$76,960,682	$-	$-	$76,960,682

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $70,546,032, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,794,014
Gross unrealized depreciation	(379,363)
Net unrealized appreciation	$6,414,650